Income Taxes (Details) - The Provision (Benefit) for Federal Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Provision (Benefit) for Federal Income Taxes [Abstract]
Current payable												$ 1,004	$ 2,146	$ 1,556
Deferred										$ 224	$ 397	558	(154)	423
Actual tax expense	$ 261	$ 298	$ 544	$ 316	$ 404	$ 550	$ 529	$ 414	$ 499	$ 1,129	$ 1,264	$ 1,562	$ 1,992	$ 1,979